Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)
January 31, 2024

Number of Shares		Value
Common Stocks 82.0%
Apartments 8.2%
128,015	Apartment Income REIT Corp.	$4,184,810 (a)
83,290	Equity Residential	5,013,225 (a)
18,572	Essex Property Trust, Inc.	4,332,291 (a)
13,530,326
Data Centers 4.3%
30,507	Digital Realty Trust, Inc.	4,285,013 (a)
3,288	Equinix, Inc.	2,728,284 (a)
7,013,297
Free Standing 2.3%
68,724	Realty Income Corp.	3,737,898 (a)
Gaming 3.0%
45,945	Gaming & Leisure Properties, Inc.	2,097,389
92,979	VICI Properties, Inc.	2,800,528
4,897,917
Health Care 8.9%
163,023	Omega Healthcare Investors, Inc.	4,727,667 (a)
107,362	Ventas, Inc.	4,980,523 (a)
57,684	Welltower, Inc.	4,990,243 (a)
14,698,433
Industrial 7.7%
79,003	Prologis, Inc.	10,008,890 (a)
74,533	STAG Industrial, Inc.	2,753,249 (a)
12,762,139
Manufactured Homes 3.8%
30,096	Equity LifeStyle Properties, Inc.	2,037,198
33,320	Sun Communities, Inc.	4,176,662 (a)
6,213,860
Mortgage Commercial Financing 5.3%
182,043	Blackstone Mortgage Trust, Inc. Class A	3,593,529 (a)
252,347	Starwood Property Trust, Inc.	5,130,214 (a)
8,723,743
Mortgage Home Financing 3.9%
308,541	AGNC Investment Corp.	2,924,969
182,510	Annaly Capital Management, Inc.	3,502,367 (a)
6,427,336
Office 3.0%
30,583	Boston Properties, Inc.	2,033,769
123,776	Highwoods Properties, Inc.	2,843,135 (a)
4,876,904
Regional Malls 6.7%
79,150	Simon Property Group, Inc.	10,970,982 (a)
Self Storage 4.7%
27,304	Public Storage	7,732,220 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Shopping Centers 4.4%
255,692	Kimco Realty Corp.	$5,164,978 (a)
79,802	Tanger, Inc.	2,146,674 (a)
7,311,652
Single Family Homes 1.6%
47,463	American Homes 4 Rent Class A	1,663,578 (a)
31,858	Invitation Homes, Inc.	1,049,084
2,712,662
Specialty 2.5%
60,713	Iron Mountain, Inc.	4,099,342 (a)
Telecommunications 11.7%
56,976	American Tower Corp.	11,147,354 (a)
74,315	Crown Castle, Inc.	8,044,599 (a)
19,191,953

Total Common Stocks (Cost $139,533,607)		134,900,664
Preferred Stocks 46.7%
Data Centers 1.8%
38,326	Digital Realty Trust, Inc., Series K, 5.85%	938,220 (b)
89,449	Digital Realty Trust, Inc., Series L, 5.20%	2,018,864 (a)(b)
2,957,084
Diversified 2.6%
90,811	Armada Hoffler Properties, Inc., Series A, 6.75%	2,098,642 (a)(b)
80,155	Gladstone Commercial Corp., Series G, 6.00%	1,538,976 (b)
29,000	Global Net Lease, Inc., Series A, 7.25%	603,780 (b)
4,241,398
Free Standing 3.3%
184,350	Agree Realty Corp., Series A, 4.25%	3,423,379 (a)(b)
79,444	Realty Income Corp., Series A, 6.00%	1,978,156 *(b)
5,401,535
Lodging/Resorts 6.4%
125,000	Ashford Hospitality Trust, Inc., Series G, 7.38%	1,673,675 (a)(b)
181,500	Chatham Lodging Trust, Series A, 6.63%	3,920,400 (b)
19,500	DiamondRock Hospitality Co., Series A, 8.25%	495,300 (a)(b)
40,100	Pebblebrook Hotel Trust, Series G, 6.38%	834,080 (b)
24,000	Pebblebrook Hotel Trust, Series H, 5.70%	457,200 (a)(b)
56,420	Summit Hotel Properties, Inc., Series E, 6.25%	1,206,260 (a)(b)
36,990	Summit Hotel Properties, Inc., Series F, 5.88%	739,800 (b)
41,000	Sunstone Hotel Investors, Inc., Series H, 6.13%	881,500 (b)
20,000	Sunstone Hotel Investors, Inc., Series I, 5.70%	398,000 (b)
10,606,215
Manufactured Homes 0.5%
34,673	UMH Properties, Inc., Series D, 6.38%	797,826 (b)
Mortgage Commercial Financing 0.4%
30,000	KKR Real Estate Finance Trust, Inc., Series A, 6.50%	573,300 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Office 8.0%
6,000	Highwoods Properties, Inc., Series A, 8.63%	$6,334,664 (b)
146,404	Hudson Pacific Properties, Inc., Series C, 4.75%	2,086,257 (b)
23,283	SL Green Realty Corp., Series I, 6.50%	522,936 (b)
43,000	Vornado Realty Trust, Series L, 5.40%	705,200 (b)
132,100	Vornado Realty Trust, Series M, 5.25%	2,085,859 (b)
82,925	Vornado Realty Trust, Series N, 5.25%	1,308,557 (a)(b)
9,143	Vornado Realty Trust, Series O, 4.45%	123,613 (b)
13,167,086
Real Estate Management & Development 6.6%
50,000	Brookfield Property Partners LP, Series A, 5.75%	579,500 (b)
263,166	DigitalBridge Group, Inc., Series I, 7.15%	6,039,660 (a)(b)
181,800	DigitalBridge Group, Inc., Series J, 7.13%	4,172,310 (a)(b)
10,791,470
Regional Malls 0.0%(c)
36,942	Pennsylvania Real Estate Investment Trust, Series C, 7.20%	16,003 *(b)
Self Storage 8.2%
27,100	National Storage Affiliates Trust, Series A, 6.00%	632,243 (b)
31,050	Public Storage, Series H, 5.60%	785,255 (b)
29,000	Public Storage, Series I, 4.88%	674,830 (b)
33,176	Public Storage, Series J, 4.70%	724,896 (a)(b)
102,000	Public Storage, Series K, 4.75%	2,261,340 (a)(b)
80,793	Public Storage, Series L, 4.63%	1,784,717 (a)(b)
31,700	Public Storage, Series M, 4.13%	617,833 (a)(b)
25,000	Public Storage, Series O, 3.90%	452,250 (a)(b)
118,790	Public Storage, Series P, 4.00%	2,264,137 (a)(b)
19,775	Public Storage, Series Q, 3.95%	359,312 (b)
154,200	Public Storage, Series S, 4.10%	3,008,442 (a)(b)
13,565,255
Shopping Centers 5.9%
30,813	Cedar Realty Trust, Inc., Series C, 6.50%	396,563 (b)
55,600	Federal Realty Investment Trust, Series C, 5.00%	1,291,032 (b)
11,400	Kimco Realty Corp., Series L, 5.13%	265,050 (b)
56,425	Kimco Realty Corp., Series M, 5.25%	1,326,552 (a)(b)
8,000	Regency Centers Corp., Series A, 6.25%	196,000 (b)
122,250	Regency Centers Corp., Series B, 5.88%	3,031,800 (b)
58,523	Saul Centers, Inc., Series E, 6.00%	1,336,665 (a)(b)
80,538	SITE Centers Corp., Series A, 6.38%	1,884,589 (a)(b)
9,728,251
Single Family Homes 2.6%
165,620	American Homes 4 Rent, Series G, 5.88%	3,900,351 (a)(b)
15,000	American Homes 4 Rent, Series H, 6.25%	367,650 (b)
4,268,001
Specialty 0.4%
36,008	EPR Properties, Series G, 5.75%	703,956 (a)(b)
Total Preferred Stocks (Cost $88,720,822)		76,817,380
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 1.0%
Real Estate Management & Development 1.0%
129,388	Brookfield Property Preferred LP, 6.25% (Cost $3,122,153)	$1,680,750
Number of Shares

Short-Term Investments 1.1%
Investment Companies 1.1%
1,863,989	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(d) (Cost $1,863,989)	1,863,989
Total Investments 130.8% (Cost $233,240,571)		215,262,783
Liabilities Less Other Assets (30.8)%		(50,720,797)
Net Assets Applicable to Common Stockholders 100.0%		$164,541,986

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of January 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$134,900,664	$—	$—	$134,900,664
Preferred Stocks
Office	6,832,422	6,334,664	—	13,167,086
Other Preferred Stocks#	63,650,294	—	—	63,650,294
Total Preferred Stocks	70,482,716	6,334,664	—	76,817,380
Master Limited Partnerships and Limited Partnerships#	1,680,750	—	—	1,680,750
Short-Term Investments	—	1,863,989	—	1,863,989
Total Investments	$207,064,130	$8,198,653	$—	$215,262,783

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2024
Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement” ("ASC 820"), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, master limited partnerships and limited partnerships, and certain preferred stocks, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)  (cont’d)
of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.